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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [ ] Amendment Number : _________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 100 Crescent Court, Suite 880
         Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place and Date of Signing:


     /s/ Robert H. Alpert              Dallas, Texas             May 15, 2008
-----------------------------   --------------------------   -------------------
         (Signature)                   (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:               55
Form 13F Information Table Value Total:          387,979
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form File No.   Manager Name
---   -------------   ------------
1     28-11608        Treaty Oak Capital Management L.P.
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
             Column 1                 Column 2     Column 3  Column 4     Column 5         Column 6  Column 7        Column 8
--------------------------------- --------------- --------- ---------- ------------- ---- ---------- -------- ---------------------
                                                                                                                 Voting Authority
                                      Title of                 Value    Shrs or  SH/ Put/ Investment   Other  ---------------------
          Name of Issuer               Class        CUSIP   (x $1,000)  prn amt  PRN Call Discretion Managers    Sole   Shared None
--------------------------------- --------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Abitibibowater, Inc.              COM             003687100      1,937   150,000  SH      Sole                  150,000      0    0
Accelrys, Inc.                    COM             00430U103      2,408   439,451  SH      Sole                  439,451      0    0
Affiliated Computer Services      CL A            008190100     29,202   582,767  SH      Sole                  582,767      0    0
Alesco Financial, Inc.            COM             014485106      1,998   693,599  SH      Sole                  693,599      0    0
Alesco Financial, Inc.            NOTE 7.625% 5/1 014485AB2      1,855     3,500 PRN      Sole                    3,500      0    0
AspenBio Pharma Inc.              COM             045346103      1,029   178,032  SH      Sole                  178,032      0    0
Atmel Corp.                       COM             049513104     18,185 5,225,712  SH      Sole                5,225,712      0    0
Basin Water, Inc.                 COM             07011T306      1,973   343,691  SH      Sole                  343,691      0    0
Berkshire Hathaway Inc. Del       CL B            084670207     16,890     3,776  SH      Sole                    3,776      0    0
BOK Financial Corp.               COM NEW         05561Q201      4,126    78,988  SH      Sole                   78,988      0    0
Callon Pete Co Del                COM             13123X102      5,584   308,700  SH      Sole                  308,700      0    0
Cenveo Inc.                       COM             15670S105      7,697   735,858  SH      Sole                  735,858      0    0
CGG Veritas                       SPONSORED ADR   204386106        306     6,173  SH      Other             1         0  6,173    0
Chimera Invt Corp                 COM             16934Q109      6,200   504,098  SH      Sole                  504,098      0    0
Constant Contact, Inc.            COM             210313102      1,339    92,500  SH      Sole                   92,500      0    0
CVS Caremark Corporation          COM             126650100     15,787   389,705  SH      Sole                  389,705      0    0
Echostar Corp                     CL A            278768106     16,435   556,355  SH      Sole                  556,355      0    0
Emcore, Corp.                     COM             290846104      3,704   643,082  SH      Sole                  643,082      0    0
Energy Transfer Equity LP         COM UT LTD PTN  29273V100     15,413   493,384  SH      Sole                  493,384      0    0
Entrust, Inc.                     COM             293848107      2,793 1,117,100  SH      Sole                1,117,100      0    0
EXCO Resources, Inc.              COM             269279402      6,903   373,151  SH      Sole                  373,151      0    0
ExpressJet Holdings, Inc.         CL A            30218U108      6,370 2,422,000  SH      Sole                2,422,000      0    0
Frontier Oil Corp.                COM             35914P105      3,213   117,852  SH      Sole                  117,852      0    0
Gentiva Health Services Inc.      COM             37247A102      3,739   171,847  SH      Sole                  171,847      0    0
Greenlight Capital RE Ltd         CLASS A         G4095J109      5,225   280,912  SH      Sole                  280,912      0    0
Helix Energy Solutions Group Inc. COM             42330P107     12,249   388,860  SH      Other             1   386,617  2,243    0
Hercules Offshore Inc.            COM             427093109     14,007   557,621  SH      Other             1   550,959  6,662    0
HMS Hldgs Corp.                   COM             40425J101      2,645   500,000  SH      Sole                  500,000      0    0
Lehman Brothers Holdings, Inc.    COM             524908100      7,318   194,428  SH      Sole                  194,428      0    0
McMoran Exploration Company       COM             582411104        212    12,239  SH      Other             1         0 12,239    0
Mesa Air Group, Inc.              NOTE 2.482% 6/1 590479AB7      3,182     8,600 PRN      Sole                    8,600      0    0
NASDAQ OMX Group, Inc.            COM             631103108      6,670   172,533  SH      Sole                  172,533      0    0

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
Newfield Exploration Co.          COM             651290108        208     3,943  SH      Other             1         0  3,943    0
Nexen Inc.                        COM             65334H102        285     9,634  SH      Other             1         0  9,634    0
Noble Corporation                 SHS             G65422100      3,392    68,294  SH      Other             1    59,912  8,382    0
Novellus Systems Inc.             COM             670008101     10,026   476,313  SH      Sole                  476,313      0    0
Oil States Int'l Inc.             COM             678026105        281     6,275  SH      Other             1         0  6,275    0
Ormat Technologies, Inc.          COM             686688102      1,390   213,900  SH      Sole                  213,900      0    0
Penn Treaty Amern Corp.           COM NEW         707874400      7,840 1,215,444  SH      Sole                1,215,444      0    0
Perficient, Inc.                  COM             71375U101     13,532 1,704,301  SH      Sole                1,704,301      0    0
Pinnacle Airlines Corp.           COM             723443107      3,100   355,124  SH      Sole                  355,124      0    0
PowerSecure Int'l, Inc.           COM             73936N105        929    78,900  SH      Sole                   78,900      0    0
Prospect Capital Corporation      COM             74348T102      6,348   417,050  SH      Sole                  417,050      0    0
QLT Inc.                          COM             746927102      4,015 1,131,035  SH      Sole                1,131,035      0    0
Republic Airways Holdings Inc.    COM             760276105     21,329   984,710  SH      Sole                  984,710      0    0
Skywest, Inc.                     COM             830879102     26,618 1,260,305  SH      Sole                1,260,305      0    0
Star Bulk Carriers Corp.          COM             Y8162K105      5,382   472,485  SH      Sole                  472,485      0    0
Tiffany & Co                      COM             886547108      7,611   181,900  SH      Sole                  181,900      0    0
TNS Inc.                          COM             872960109     20,788 1,007,148  SH      Sole                1,007,148      0    0
Total System Services,Inc.        COM             891906109     13,952   589,670  SH      Sole                  589,670      0    0
Transocean Inc. New               SHS             G90073100        541     4,005  SH      Sole                    4,005      0    0
US Airways Group, Inc.            COM             90341W108      2,228   250,000  SH      Sole                  250,000      0    0
W-H Energy Svcs Inc               COM             92925E108        267     3,871  SH      Other             1         0  3,871    0
Zhongpin, Inc.                    COM             98952K107      8,891   913,789  SH      Sole                  913,789      0    0
Zhongpin, Inc.                    COM             98952K107      2,433   250,000  SH      Sole                  250,000      0    0